Schedule of Investments (unaudited) September 30, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	580	$121,011
Lockheed Martin Corp.	2,639	1,029,369
Northrop Grumman Corp.	132	49,472
Raytheon Co.	704	138,118
Teledyne Technologies, Inc.(a)	776	249,864

		1,587,834

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.(b)	2,137	181,175

Airlines — 0.2%
Alaska Air Group, Inc.	1,814	117,747
United Airlines Holdings, Inc.(a)	1,097	96,986

		214,733

Auto Components — 0.3%
Dana, Inc.	4,128	59,608
Goodyear Tire & Rubber Co. (The)	17,686	254,767

		314,375

Automobiles — 0.5%
Ford Motor Co.	43,319	396,802
Thor Industries, Inc.(b)	922	52,222

		449,024

Banks — 9.3%
Bank of America Corp.	52,218	1,523,199
Citigroup, Inc.	7,905	546,078
Citizens Financial Group, Inc.(b)	14,706	520,151
Comerica, Inc.	581	38,340
Cullen/Frost Bankers, Inc.(b)	3,564	315,592
East West Bancorp, Inc.	6,149	272,339
First Hawaiian, Inc.	1,143	30,518
First Horizon National Corp.(b)	13,399	217,064
JPMorgan Chase & Co.	21,897	2,577,058
PNC Financial Services Group, Inc. (The)	1,593	223,275
Regions Financial Corp.	10,553	166,949
SunTrust Banks, Inc.	2,013	138,494
Texas Capital Bancshares, Inc.(a)	281	15,357
US Bancorp	5,706	315,770
Wells Fargo & Co.	23,760	1,198,454
Western Alliance Bancorp(a)	5,173	238,372
Zions Bancorp(b)	2,190	97,499

		8,434,509

Beverages — 0.3%
Molson Coors Brewing Co., Class B(b)	1,163	66,872
Monster Beverage Corp.(a)	1,335	77,510
PepsiCo, Inc.	1,136	155,746

		300,128

Biotechnology — 2.4%
AbbVie, Inc.	2,527	191,344
Biogen, Inc.(a)	852	198,363
Gilead Sciences, Inc.	22,072	1,398,923
Regeneron Pharmaceuticals, Inc.(a)	1,312	363,949

		2,152,579

Building Products — 1.2%
Allegion plc	9,237	957,415
Resideo Technologies, Inc.(a)	7,486	107,424

		1,064,839

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	1,202	54,343
Charles Schwab Corp. (The)	8,890	371,869

Security	Shares	Value

Capital Markets (continued)
CME Group, Inc.	2,797	$591,118
Evercore, Inc., Class A	1,874	150,107
Intercontinental Exchange, Inc.	3,984	367,604
Invesco Ltd.(b)	2,663	45,111
Morgan Stanley	26,081	1,112,876
State Street Corp.	483	28,589
TD Ameritrade Holding Corp.	7,819	365,147

		3,086,764

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,048	898,089
CF Industries Holdings, Inc.	1,322	65,042
DuPont de Nemours, Inc.	1,215	86,642
Ecolab, Inc.	1,182	234,083
Linde plc	1,287	249,318
LyondellBasell Industries NV, Class A	4,481	400,915

		1,934,089

Commercial Services & Supplies — 0.3%
ADT, Inc.	21,244	133,200
Waste Management, Inc.	1,321	151,915

		285,115

Communications Equipment — 0.3%
Ciena Corp.(a)	1,454	57,041
Cisco Systems, Inc.	4,364	215,625

		272,666

Construction & Engineering — 0.2%
Fluor Corp.	3,871	74,052
MasTec, Inc.(a)	974	63,242

		137,294

Consumer Finance — 2.1%
Ally Financial, Inc.	6,101	202,309
American Express Co.	6,832	808,089
Capital One Financial Corp.	7,019	638,589
Discover Financial Services	3,275	265,570

		1,914,557

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	1,371	20,222
Westrock Co.	11,781	429,418

		449,640

Diversified Consumer Services — 0.2%
frontdoor, Inc.(a)	1,614	78,392
H&R Block, Inc.	5,166	122,021

		200,413

Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B(a)	15,346	3,192,275

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	35,048	1,326,216
CenturyLink, Inc.	14,568	181,809
Verizon Communications, Inc.	33,354	2,013,247

		3,521,272

Electric Utilities — 3.9%
Alliant Energy Corp.	12,045	649,587
IDACORP, Inc.	4,517	508,930
OGE Energy Corp.	11,634	527,951
Pinnacle West Capital Corp.	6,658	646,292
Xcel Energy, Inc.	18,276	1,185,930

		3,518,690

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 1.1%
AMETEK, Inc.	5,460	$501,337
Generac Holdings, Inc.(a)	1,264	99,022
Hubbell, Inc.	2,664	350,050

		950,409

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	128	15,775
National Instruments Corp.	11,558	485,320
SYNNEX Corp.	310	34,999

		536,094

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	4,744	110,061
Halliburton Co.	8,482	159,886
National Oilwell Varco, Inc.	2,058	43,629
Patterson-UTI Energy, Inc.	8,599	73,521
Transocean Ltd.(a)	30,789	137,627

		524,724

Entertainment — 1.6%
Viacom, Inc., Class A	4,798	125,996
Viacom, Inc., Class B	15,871	381,380
Walt Disney Co. (The)	6,845	892,040
Zynga, Inc., Class A(a)	13,787	80,240

		1,479,656

Equity Real Estate Investment Trusts (REITs) — 4.9%
Boston Properties, Inc.	2,351	304,831
Brandywine Realty Trust	19,964	302,455
Host Hotels & Resorts, Inc.	15,157	262,064
Invitation Homes, Inc.	9,759	288,964
Outfront Media, Inc.	9,302	258,409
Park Hotels & Resorts, Inc.	26,773	668,522
Prologis, Inc.	13,379	1,140,158
Regency Centers Corp.	562	39,053
RLJ Lodging Trust	12,583	213,785
Simon Property Group, Inc.	5,224	813,116
SL Green Realty Corp.	1,661	135,787

		4,427,144

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	269	77,502
Performance Food Group Co.(a)	3,405	156,664
Walmart, Inc.	10,639	1,262,636

		1,496,802

Food Products — 1.9%
General Mills, Inc.	15,272	841,792
Hershey Co. (The)	5,011	776,655
Kraft Heinz Co. (The)	2,510	70,117

		1,688,564

Gas Utilities — 0.5%
Southwest Gas Holdings, Inc.	4,723	429,982

Health Care Equipment & Supplies — 2.0%
Danaher Corp.	4,224	610,072
Hologic, Inc.(a)	2,172	109,664
Medtronic plc	8,896	966,284
SmileDirectClub, Inc.(a)	10,674	148,155
Stryker Corp.	72	15,574

		1,849,749

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	2,109	173,634
Anthem, Inc.	2,571	617,297
Cigna Corp.	2,891	438,825
CVS Health Corp.	16,248	1,024,761

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	653	$69,891

		2,324,408

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(a)	2,418	369,204

Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp.(b)	1,288	30,848
Darden Restaurants, Inc.	3,590	424,410
Domino’s Pizza, Inc.	194	47,450
Extended Stay America, Inc.	13,475	197,274
International Game Technology plc(b)	5,674	80,627
Las Vegas Sands Corp.(b)	1,806	104,315
McDonald’s Corp.	3,505	752,559
Royal Caribbean Cruises Ltd.	2,128	230,526
Six Flags Entertainment Corp.	707	35,908
Texas Roadhouse, Inc.	869	45,640

		1,949,557

Household Durables — 0.2%
DR Horton, Inc.	2,911	153,439
Garmin Ltd.	708	59,960

		213,399

Household Products — 2.8%
Church & Dwight Co., Inc.	7,365	554,143
Colgate-Palmolive Co.	2,109	155,032
Kimberly-Clark Corp.	3,094	439,503
Procter & Gamble Co. (The)	10,927	1,359,100

		2,507,778

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	1,021	148,596
General Electric Co.	11,798	105,474
Honeywell International, Inc.	1,856	314,035
Roper Technologies, Inc.	1,146	408,664

		976,769

Insurance — 5.8%
Aflac, Inc.	1,939	101,449
Allstate Corp. (The)	5,492	596,871
American Financial Group, Inc.(b)	2,390	257,762
Arthur J Gallagher & Co.	3,246	290,744
Brown & Brown, Inc.	3,360	121,162
Cincinnati Financial Corp.	4,489	523,732
First American Financial Corp.	7,141	421,390
Globe Life, Inc.	4,669	447,103
Lincoln National Corp.	4,300	259,376
Mercury General Corp.	929	51,913
MetLife, Inc.	6,709	316,396
Progressive Corp. (The)	1,224	94,554
Prudential Financial, Inc.	10,275	924,236
Travelers Cos., Inc. (The)	3,154	468,968
Unum Group	6,824	202,809
WR Berkley Corp.	1,818	131,314

		5,209,779

Interactive Media & Services — 0.1%(a)
Facebook, Inc., Class A	134	23,863
Pinterest, Inc., Class A(b)	2,172	57,449
Yelp, Inc.	1,406	48,859

		130,171

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(a)	72	124,986

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 2.0%
Amdocs Ltd.	8,089	$534,764
Automatic Data Processing, Inc.	2,798	451,653
Fidelity National Information Services, Inc.	182	24,162
GoDaddy, Inc., Class A(a)	661	43,613
Mastercard, Inc., Class A	2,638	716,402
Paychex, Inc.	708	58,601

		1,829,195

Life Sciences Tools & Services — 0.1%
10X Genomics, Inc., Class A(a)	1,447	72,929

Machinery — 3.4%
Crane Co.	2,365	190,690
Cummins, Inc.	2,909	473,207
IDEX Corp.	960	157,325
Ingersoll-Rand plc	144	17,742
Oshkosh Corp.	7,213	546,745
PACCAR, Inc.	16,529	1,157,195
Parker-Hannifin Corp.	1,632	294,756
Snap-on, Inc.	1,570	245,768

		3,083,428

Media — 1.9%
AMC Networks, Inc., Class A(a)	4,109	201,998
Comcast Corp., Class A	12,056	543,485
Discovery, Inc., Class A(a)(b)	1,330	35,418
Interpublic Group of Cos., Inc. (The)	36,097	778,251
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	558	23,196
Sinclair Broadcast Group, Inc., Class A	3,023	129,203

		1,711,551

Metals & Mining — 0.6%
Alcoa Corp.(a)	5,852	117,450
Freeport-McMoRan, Inc.	20,902	200,032
Reliance Steel & Aluminum Co.	1,399	139,424
Steel Dynamics, Inc.	2,122	63,236

		520,142

Multiline Retail — 0.7%
Dollar General Corp.	1,981	314,860
Kohl’s Corp.	370	18,374
Target Corp.	2,764	295,500

		628,734

Multi-Utilities — 2.2%
Avista Corp.	1,778	86,126
Consolidated Edison, Inc.(b)	12,554	1,185,976
DTE Energy Co.	5,137	683,016

		1,955,118

Oil, Gas & Consumable Fuels — 7.3%
Antero Resources Corp.(a)	5,405	16,323
Apache Corp.	2,384	61,030
Chevron Corp.	9,771	1,158,841
Concho Resources, Inc.	133	9,031
ConocoPhillips	15,521	884,387
Continental Resources, Inc.(a)	2,831	87,167
EOG Resources, Inc.	9,038	670,800
Exxon Mobil Corp.	27,813	1,963,876
Kinder Morgan, Inc.	13,799	284,397
Marathon Oil Corp.	1,195	14,663
Marathon Petroleum Corp.	4,859	295,184
Phillips 66	3,575	366,080
Range Resources Corp.	2,368	9,046
Suncor Energy, Inc.	1,478	46,675
Valero Energy Corp.(b)	3,518	299,874

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	17,735	$426,704

		6,594,078

Paper & Forest Products — 0.2%
Domtar Corp.	6,129	219,479

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,452	288,875

Pharmaceuticals — 4.8%
Allergan plc	384	64,623
Bristol-Myers Squibb Co.(b)	12,981	658,267
Johnson & Johnson	19,283	2,494,835
Merck & Co., Inc.	965	81,234
Pfizer, Inc.	27,096	973,559
Zoetis, Inc.	672	83,724

		4,356,242

Professional Services — 0.2%
Insperity, Inc.	330	32,545
Robert Half International, Inc.	2,561	142,545

		175,090

Road & Rail — 0.4%
CSX Corp.	494	34,219
Landstar System, Inc.	131	14,748
Lyft, Inc., Class A(a)	2,460	100,466
Ryder System, Inc.	1,359	70,356
Uber Technologies, Inc.(a)	3,698	112,678

		332,467

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	278	31,061
Applied Materials, Inc.(b)	10,375	517,712
Cirrus Logic, Inc.(a)	3,551	190,263
Cypress Semiconductor Corp.	2,412	56,296
Intel Corp.	29,179	1,503,594
NVIDIA Corp.	2,052	357,192
Texas Instruments, Inc.	144	18,610

		2,674,728

Software — 0.8%
Cloudflare, Inc., Class A(a)	3,338	61,987
Intuit, Inc.	810	215,412
salesforce.com, Inc.(a)	1,882	279,364
ServiceNow, Inc.(a)	684	173,633

		730,396

Specialty Retail — 0.7%
CarMax, Inc.(a)	129	11,352
Home Depot, Inc. (The)	2,497	579,354

		590,706

Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.	14,098	266,734

Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.(a)	403	77,590

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	1,298	16,329

Tobacco — 1.2%
Altria Group, Inc.	10,310	421,679
Philip Morris International, Inc.	8,990	682,611

		1,104,290

Trading Companies & Distributors — 0.4%
GATX Corp.(b)	4,808	372,764

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 1.2%
American Water Works Co., Inc.	9,013	$1,119,685

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	10,982	283,335
United States Cellular Corp.(a)	3,298	123,939

		407,274

Total Common Stocks — 99.0% (Cost: $86,270,680)		89,528,970

Total Long-Term Investments — 99.0% (Cost: $86,270,680)		89,528,970

Security	Shares	Value

Short-Term Securities — 5.5%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	1,062,703	$1,062,703
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)	3,873,902	3,874,677

Total Short-Term Securities — 5.5% (Cost: $4,937,380)		4,937,380

Total Investments — 104.5% (Cost: $91,208,060)		94,466,350

Liabilities in Excess of Other Assets — (4.5)%		(4,044,401)

Net Assets — 100.0%		$90,421,949

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan. (c) Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	939,148	123,555	1,062,703	$1,062,703	$13,808		$—		$—
SL Liquidity Series, LLC, Money Market Series	2,669,646	1,204,256	3,873,902	3,874,677	7,555	(b)	1,561		112

				$4,937,380	$21,363		$1,561		$112

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	8	12/20/19	$ 1,191	$(5,298)

Glossary of Terms Used in this Report

Portfolio Abbreviation

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$89,528,970	$—	$—	$89,528,970
Short-Term Securities	1,062,703	—	—	1,062,703

Subtotal	$90,591,673	$—	$—	$90,591,673

Investments Valued at Net Asset Value (“NAV”)(b)				3,874,677

Total Investments				$94,466,350

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(5,298)	$—	$—	$(5,298)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5